EQUITY (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended		1 Months Ended	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Apr. 30, 2012 Convertible Preferred Stock	Mar. 31, 2012 Convertible Preferred Stock
Class of Stock
Preferred stock dividends accrued				$ 6
Preferred stock dividends paid	$ 6	$ 6	$ 6
Preferred stock dividends accrued (in dollars per share)				$ 17.50
Preferred stock dividends paid (in dollars per share)			$ 17.50
Rate of convertible preferred stock dividend (as a percent)				7.00%
Dividends payable dates				2012-04